Document and Entity Information	Dec. 19, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 19, 2023
Entity Registrant Name	CROSSFIRST BANKSHARES, INC.
Entity Incorporation, State or Country Code	KS
Entity File Number	001-39028
Entity Tax Identification Number	26-3212879
Entity Address, Address Line One	11440 Tomahawk Creek Parkway
Entity Address, City or Town	Leawood
Entity Address State Or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	901-4516
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CFB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001458412
Amendment Flag	false